Impairments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) compressor	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Asset impairment	$ 3	$ 53	$ 5
Natural gas compressors, difference between carrying value and fair value
Property, Plant and Equipment [Line Items]
Asset impairment		$ 45
Equipment, number of units | compressor		890